SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   -----------

                                    FORM N-Q
                                    ---------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)
          AMERITOR SECURITY TRUST

 Number                                                                 Market
of Shares    Description                                                 Value
---------    -----------                                             -----------

             COMMON STOCKS:                                  90.71%

             APPAREL                                          6.44%
  1,645      Gildan Activewear                                           78,171
                                                                     -----------

             AUTOMOTIVES SYSTEMS                              4.85%
    775      Johnson Control, Inc.                                       58,846
                                                                     -----------

             CONSULTING SERVICES                              4.69%
  1,155      CRA International, Inc.                                     56,895
                                                                     -----------

             DIVERSIFIED MANUFACTURING                        9.16%
  1,635      Wesco International, Inc.                                  111,196
                                                                     -----------

             ELECTRONIC COMPONENTS                           11.71%
  1,505      Nvidia, Corp.                                               86,176
  2,465      LG Phillips LCD, Co.                                        55,956
                                                                     -----------
                                                                        142,132

             INVESTMENT MANAGEMENT                           10.33%
    725      Franklin Resources                                          68,324
    455      Legg Mason                                                  57,025
                                                                     -----------
                                                                        125,349

             MEDICAL                                          2.26%
    325      Genentech, Inc.                                             27,466
                                                                     -----------

             MINERALS                                         6.64%
 12,500      Northern Dynasty Minerals *                                 80,625
                                                                     -----------

             OIL                                              9.30%
  4,140      Global Industries                                           59,989
  2,750      Advantage Energy FD                                         52,800
                                                                     -----------
                                                                        112,789

             RETAIL                                           4.60%
  1,030      Costco Wholesale Club                                       55,785
                                                                     -----------

             SOFTWARE                                         4.66%
  2,075      Microsoft, Corp.                                            56,461
                                                                     -----------

             TELECOM                                         11.57%
  2,080      America Movil ADR                                           71,261
  1,905      Amdocs, LTD                                                 68,694
    131      Clearone Communications                                        472
                                                                     -----------
                                                                        140,427

             VITAMINS                                         4.50%
  1,615      Herbalife, LTD.                                             54,539
                                                                     -----------


             TOTAL INVESTMENTS:
             (Cost: $900,098)**                              90.71%   1,100,679
             Liabilities in excess of other assets            9.29%     112,743
                                                         ----------  -----------
             NET ASSETS                                     100.00%  $1,213,422
                                                         ==========  ===========

At March 31, 2006, the tax basis cost of the Fund's investments was $900,098 and the unrealized appreciation and depreciation were $208,586 and $(8,005) respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Security Trust

By (Signature and Title)           /s/ Jerome Kinney
                                   --------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)
Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)
Date: May 30, 2006

                                   By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer
Date: May 30, 2006